Income Tax Expense - Summary of Differences Between Tax Expense and Amount Arise Using Statutory Tax Rate Applicable to Profits of Group (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before income tax	₩ 51,256	₩ 34,439	₩ 14,458
Income tax using the statutory tax rate of each country	12,063	8,994	3,232
Expenses not deductible for tax purpose	42	62	136
Tax amounts paid in a foreign country	4,854	5,196	3,963
Changes in recognition of previously unrecognized deferred tax assets	(4,347)
Utilization of previously unrecognized deferred tax asset		(5,347)	(3,307)
Change in deferred tax due to carry-forward deficits	(33)	(6,265)	(3,036)
Effect of change foreign currency exchange rate	(12)	(221)	495
Tax credit	(543)
Others	(498)	634	(339)
Total adjustments	(537)	(5,941)	(2,088)
Income tax expense	₩ 11,526	₩ 3,053	₩ 1,144
Effective tax rate	22.00%	9.00%	8.00%